Shareholder Report, Line Graph (Details) 190459_The Acquirers Fund_TF_TSR Annual {TF} - USD ($)								12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	May 14, 2019	Apr. 30, 2026
The Acquirers Fund
Account Value [Line Items]
Line Graph and Table Measure Name								The Acquirers Fund NAV
Accumulated Value	$ 13,825	$ 14,790	$ 11,403	$ 10,641	$ 10,446	$ 8,387	$ 10,000	$ 16,939
S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 TR
Accumulated Value	$ 21,624	$ 19,291	$ 15,727	$ 15,319	$ 15,286	$ 10,471	$ 10,000	$ 28,339